Inventories	6 Months Ended
Jun. 30, 2018
Inventory Disclosure [Abstract]
Inventories

10. INVENTORIES

Inventories as of June 30, 2018 and December 31, 2017 consist of the following:

	June 30, 2018	December 31, 2017
	(in millions)
Raw materials	$1,380	$1,278
Work-in-process	747	601
Finished goods	5,004	4,573
Total inventories	$7,131	$6,452